UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Veros Auto Receivables Trust 2026-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of securitizer:	0001712487

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Robert M. Tennant, Chief Legal Officer, (714) 415-6193
Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Independent Accountant’s Report on Applying Agreed-Upon Procedures dated January 9, 2026 attached as Exhibit 99.1 to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VEROS CREDIT, LLC
(Securitizer)

	By:	/s/ Cyrus Bozorgi
		Name:	Cyrus Bozorgi
		Title:	Chief Executive Officer and President

Date: January 12, 2026